FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10 bp decrease on net income (loss)	$ 1	$ 1	$ 1
Impact of 10 bp increase on net income (loss)	(1)	(1)	(1)
Impact of 10 bp decrease on other comprehensive (loss) income	0	0	0
Impact of 10 bp increase on other comprehensive (loss) income	$ 0	$ 0	$ 0